CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	¥ 1,090,621	¥ 1,954,246
Restricted cash	159,751	51,610
Short-term investments	874,210
Accounts receivable, net	3,639,794	3,067,064
Notes receivable	352,997	310,708
Inventories	668,984	655,997
Prepayments and other current assets	168,117	243,630
Total current assets	6,954,474	6,283,255
Non-current assets:
Property and equipment, net	145,288	166,740
Land use right	11,033	10,930
Operating lease right-of-use assets, net	224,930	297,937
Intangible assets, net	20,096	24,051
Goodwill	30,807	30,807
Total non-current assets	432,154	530,465
Total assets	7,386,628	6,813,720
Current liabilities:
Short-term borrowings	585,000	250,000
Accounts and notes payable	2,883,370	2,566,136
Operating lease liabilities	91,230	95,775
Advance from customers	19,907	31,131
Accrued expenses and other current liabilities	448,225	539,191
Total current liabilities	4,027,732	3,482,233
Non-current liabilities:
Non-current operating lease liabilities	146,970	214,427
Other non-current liabilities	507	782
Total non-current liabilities	147,477	215,209
Total liabilities	4,175,209	3,697,442
Commitments and contingencies (Note 22)
Mezzanine equity:
Convertible redeemable preferred shares		7,182,773
ZKH Group Limited shareholders' (deficit)/equity:
Ordinary shares (USD0.0000001 par value; 496,253,373,300 and 496,253,373,300 shares authorized; 1,218,621,800 and 5,621,490,964 shares issued and outstanding as of December 31, 2022 and 2023, respectively)	4	1
Additional paid-in capital	8,139,349
Statutory reserves	6,013	5,278
Accumulated other comprehensive loss	(25,154)	(51,910)
Accumulated deficit	(4,908,793)	(4,024,102)
Total ZKH Group Limited shareholders' (deficit)/equity	3,211,419	(4,070,733)
Non-controlling interests		4,238
Total shareholders' (deficit)/equity	3,211,419	(4,066,495)
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	¥ 7,386,628	6,813,720
Series A Preferred Shares
Mezzanine equity:
Convertible redeemable preferred shares		26,934
Series A+ Preferred Shares
Mezzanine equity:
Convertible redeemable preferred shares		40,608
Series B Preferred Shares
Mezzanine equity:
Convertible redeemable preferred shares		389,960
Series B+ Preferred Shares
Mezzanine equity:
Convertible redeemable preferred shares		240,033
Series C1 Preferred Shares
Mezzanine equity:
Convertible redeemable preferred shares		769,548
Series C2 Preferred Shares
Mezzanine equity:
Convertible redeemable preferred shares		458,503
Series D1 Preferred Shares
Mezzanine equity:
Convertible redeemable preferred shares		1,219,370
Series D2 Preferred Shares
Mezzanine equity:
Convertible redeemable preferred shares		179,429
Series E Preferred Shares
Mezzanine equity:
Convertible redeemable preferred shares		2,226,911
Series F Preferred Shares
Mezzanine equity:
Convertible redeemable preferred shares		¥ 1,631,477